December 31, 2009	• Separate Account B of Pacific Life Insurance Company

Annual
Report

     The 2009 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	7,564	$72,766	$72,186
Floating Rate Loan	Floating Rate Loan	2,657	17,041	19,458
High Yield Bond	High Yield Bond	8,117	47,683	49,202
Inflation Managed	Inflation Managed	29,251	314,189	323,657
Managed Bond	Managed Bond	182,543	1,880,643	2,023,628
Money Market	Money Market	31,508	317,748	317,963
Short Duration Bond	Short Duration Bond	7,254	68,554	67,293
American Funds® Growth	American Funds Growth	3,308	31,007	23,544
American Funds Growth-Income	American Funds Growth-Income	6,618	67,588	55,649
Comstock	Comstock	7,460	52,830	56,334
Diversified Research	Diversified Research	3,128	24,603	27,720
Equity	Equity	128,653	2,413,084	1,934,714
Equity Index	Equity Index	901	18,283	21,964
Focused 30	Focused 30	7,565	72,457	85,651
Growth LT	Growth LT	38,750	658,189	699,196
Large-Cap Growth	Large-Cap Growth	11,907	63,976	61,573
Large-Cap Value	Large-Cap Value	15,130	130,417	158,901
Long/Short Large-Cap	Long/Short Large-Cap	675	4,895	5,602
Main Street® Core	Main Street Core	4,099	62,958	69,009
Mid-Cap Equity	Mid-Cap Equity	11,011	119,257	132,414
Mid-Cap Growth	Mid-Cap Growth	12,938	60,501	97,466
Small-Cap Equity	Small-Cap Equity	12	143	138
Small-Cap Growth	Small-Cap Growth	47,283	401,552	445,054
Small-Cap Index	Small-Cap Index	7,715	62,394	71,240
Small-Cap Value	Small-Cap Value	7,181	91,165	80,044
Emerging Markets	Emerging Markets	19,241	277,152	261,686
International Large-Cap	International Large-Cap	14,851	89,645	90,213
International Small-Cap	International Small-Cap	137	745	952
International Value	International Value	58,354	688,643	638,795
Health Sciences	Health Sciences	394	3,567	3,693
Real Estate	Real Estate	11,950	208,432	135,056
Technology	Technology	1,068	5,182	4,862
Multi-Strategy	Multi-Strategy	196,634	2,820,191	2,095,709

     American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$72,186	$19,458	$49,202	$323,657	$2,023,628	$317,963	$67,293
Receivables:
Due from Pacific Life Insurance Company	—	—	1	—	1,709	769	—
Fund shares redeemed	3	1	2	12	—	—	3

Total Assets	72,189	19,459	49,205	323,669	2,025,337	318,732	67,296

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	1	—	12	—	—	2
Fund shares purchased	—	—	—	—	1,709	309	—
Other	7	3	—	45	3,055	—	—

Total Liabilities	10	4	—	57	4,764	309	2

NET ASSETS	$72,179	$19,455	$49,205	$323,612	$2,020,573	$318,423	$67,294

Units Outstanding	6,775	2,341	3,620	18,850	103,183	25,214	6,337

Accumulation Unit Value	$10.65	$8.31	$13.59	$17.17	$19.58	$12.63	$10.62

Cost of Investments	$72,766	$17,041	$47,683	$314,189	$1,880,643	$317,748	$68,554

		American
	American	Funds
	Funds	Growth-		Diversified		Equity	Focused
	Growth	Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$23,544	$55,649	$56,334	$27,720	$1,934,714	$21,964	$85,651
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	3,027	—	—
Fund shares redeemed	1	2	2	1	872	1	3

Total Assets	23,545	55,651	56,336	27,721	1,938,613	21,965	85,654

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	2	2	1	—	1	3
Other	1	7	1	2	—	2	5

Total Liabilities	2	9	3	3	—	3	8

NET ASSETS	$23,543	$55,642	$56,333	$27,718	$1,938,613	$21,962	$85,646

Units Outstanding	2,205	5,561	6,338	2,756	224,827	2,701	7,909

Accumulation Unit Value	$10.68	$10.01	$8.89	$10.06	$8.62	$8.13	$10.83

Cost of Investments	$31,007	$67,588	$52,830	$24,603	$2,413,084	$18,283	$72,457

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$699,196	$61,573	$158,901	$5,602	$69,009	$132,414	$97,466
Receivables:
Due from Pacific Life Insurance Company	—	5	—	—	—	—	—
Fund shares redeemed	526	2	6	—	3	5	4

Total Assets	699,722	61,580	158,907	5,602	69,012	132,419	97,470

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	526	—	6	—	3	5	4
Other	915	—	5	1	14	12	5

Total Liabilities	1,441	—	11	1	17	17	9

NET ASSETS	$698,281	$61,580	$158,896	$5,601	$68,995	$132,402	$97,461

Units Outstanding	81,960	10,537	13,625	681	8,879	6,978	12,485

Accumulation Unit Value	$8.52	$5.84	$11.66	$8.23	$7.77	$18.97	$7.81

Cost of Investments	$658,189	$63,976	$130,417	$4,895	$62,958	$119,257	$60,501

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International	International
	Equity	Growth	Index	Value	Markets	Large-Cap	Small-Cap

ASSETS
Investments in affiliated mutual funds, at value	$138	$445,054	$71,240	$80,044	$261,686	$90,213	$952
Receivables:
Fund shares redeemed	—	1,591	3	3	10	3	—

Total Assets	138	446,645	71,243	80,047	261,696	90,216	952

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1,591	3	3	10	3	—
Other	1	489	10	2	15	5	1

Total Liabilities	1	2,080	13	5	25	8	1

NET ASSETS	$137	$444,565	$71,230	$80,042	$261,671	$90,208	$951

Units Outstanding	10	57,281	6,525	4,343	11,231	8,872	136

Accumulation Unit Value	$13.08	$7.76	$10.92	$18.43	$23.30	$10.17	$6.97

Cost of Investments	$143	$401,552	$62,394	$91,165	$277,152	$89,645	$745

	International	Health	Real		Multi-
	Value	Sciences	Estate	Technology	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$638,795	$3,693	$135,056	$4,862	$2,095,709
Receivables:
Due from Pacific Life Insurance Company	3,749	—	—	1	—
Fund shares redeemed	—	—	5	—	579

Total Assets	642,544	3,693	135,061	4,863	2,096,288

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	4	—	579
Fund shares purchased	242	—	—	1	—
Other	—	1	—	1	2,485

Total Liabilities	242	1	4	2	3,064

NET ASSETS	$642,302	$3,692	$135,057	$4,861	$2,093,224

Units Outstanding	55,042	324	5,289	974	160,008

Accumulation Unit Value	$11.67	$11.38	$25.54	$4.99	$13.08

Cost of Investments	$688,643	$3,567	$208,432	$5,182	$2,820,191

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2,394	$813	$3,475	$12,325	$133,347	$975	$1,941
EXPENSES
Mortality and expense risk fees and administrative fees	910	327	632	4,252	28,807	5,690	885

Net Investment Income (Loss)	1,484	486	2,843	8,073	104,540	(4,715)	1,056

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(993)	(16,172)	(895)	(209)	24,580	381	(785)
Capital gain distributions from mutual fund investments	—	—	—	12,321	141,205	—	—

Realized Gain (Loss)	(993)	(16,172)	(895)	12,112	165,785	381	(785)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	7,162	20,542	12,456	32,609	93,370	(452)	3,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,653	$4,856	$14,404	$52,794	$363,695	($4,786)	$4,262

		American
	American	Funds
	Funds	Growth-		Diversified		Equity	Focused
	Growth	Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$25	$586	$681	$422	$16,241	$332	$—
EXPENSES
Mortality and expense risk fees and administrative fees	272	667	657	481	26,461	274	964

Net Investment Income (Loss)	(247)	(81)	24	(59)	(10,220)	58	(964)

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(2,416)	(2,420)	(1,553)	(6,140)	(687,918)	(901)	(457)
Capital gain distributions from mutual fund investments	4,940	4,881	—	—	—	—	—

Realized Gain (Loss)	2,524	2,461	(1,553)	(6,140)	(687,918)	(901)	(457)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	3,746	9,773	13,519	15,122	1,246,427	5,690	29,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,023	$12,153	$11,990	$8,923	$548,289	$4,847	$27,814

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$7,843	$31	$2,848	$37	$930	$1,318	$277
EXPENSES
Mortality and expense risk fees and administrative fees	10,053	704	2,205	57	845	1,645	1,216

Net Investment Income (Loss)	(2,210)	(673)	643	(20)	85	(327)	(939)

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(83,591)	(5,669)	(8,013)	(302)	(2,486)	(2,865)	(5,512)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	121

Realized Loss	(83,591)	(5,669)	(8,013)	(302)	(2,486)	(2,865)	(5,391)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	307,597	23,605	40,740	1,564	17,427	42,780	46,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,796	$17,263	$33,370	$1,242	$15,026	$39,588	$40,306

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International	International
	Equity	Growth	Index	Value	Markets	Large-Cap	Small-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1	$—	$733	$1,711	$1,882	$1,232	$12
EXPENSES
Mortality and expense risk fees and administrative fees	1	5,752	878	1,019	2,896	1,026	8

Net Investment Income (Loss)	—	(5,752)	(145)	692	(1,014)	206	4

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	—	(56,648)	(5,229)	(6,658)	(17,607)	(4,684)	(5)
Capital gain distributions from mutual fund investments	—	—	4,354	—	34,218	—	—

Realized Gain (Loss)	—	(56,648)	(875)	(6,658)	16,611	(4,684)	(5)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	32	217,533	16,906	23,385	109,351	26,796	256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32	$155,133	$15,886	$17,419	$124,948	$22,318	$255

	International	Health	Real		Multi-
	Value	Sciences	Estate	Technology	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$12,729	$4	$2,236	$—	$116,487
EXPENSES
Mortality and expense risk fees and administrative fees	8,840	44	1,450	55	28,546

Net Investment Income (Loss)	3,889	(40)	786	(55)	87,941

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(133,755)	(19)	(10,952)	(65)	(327,565)
Capital gain distributions from mutual fund investments	—	—	981	—	—

Realized Loss	(133,755)	(19)	(9,971)	(65)	(327,565)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	280,666	810	40,556	1,752	631,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,800	$751	$31,371	$1,632	$392,270

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,484	$1,561	$486	$2,463	$2,843	$3,967
Realized loss	(993)	(1,606)	(16,172)	(1,496)	(895)	(8,793)
Change in unrealized appreciation (depreciation) on investments	7,162	(5,654)	20,542	(15,653)	12,456	(13,971)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,653	(5,699)	4,856	(14,686)	14,404	(18,797)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4	12	2	7	512	8
Transfers between variable and fixed accounts, net	21,379	(19,784)	(16,951)	(6,752)	2,433	(3,788)
Contract maintenance charges	(4,007)	(22)	(2,118)	(3)	(5,240)	(20,173)
Contract benefits and terminations	(8,000)	(4,704)	—	(2,311)	(761)	(3,680)
Other	(1)	—	1	2	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,375	(24,498)	(19,066)	(9,057)	(3,058)	(27,634)

NET INCREASE (DECREASE) IN NET ASSETS	17,028	(30,197)	(14,210)	(23,743)	11,346	(46,431)

NET ASSETS
Beginning of Year	55,151	85,348	33,665	57,408	37,859	84,290

End of Year	$72,179	$55,151	$19,455	$33,665	$49,205	$37,859

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,073	$5,642	$104,540	$72,015	($4,715)	$3,969
Realized gain (loss)	12,112	(22,692)	165,785	61,631	381	1,308
Change in unrealized appreciation (depreciation) on investments	32,609	(36,457)	93,370	(218,237)	(452)	1,004

Net Increase (Decrease) in Net Assets Resulting from Operations	52,794	(53,507)	363,695	(84,591)	(4,786)	6,281

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	925	35	3,790	1,443	59	73,372
Transfers between variable and fixed accounts, net	21,654	(63,353)	(194,380)	(244,982)	(90,642)	373,334
Contract maintenance charges	(12,944)	(93,418)	(59,449)	(158,051)	(32,344)	(241)
Contract benefits and terminations	(10,930)	(99,563)	(249,204)	(259,635)	(96,150)	(440,978)
Other	(7)	16	(513)	77	9	27

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,302)	(256,283)	(499,756)	(661,148)	(219,068)	5,514

NET INCREASE (DECREASE) IN NET ASSETS	51,492	(309,790)	(136,061)	(745,739)	(223,854)	11,795

NET ASSETS
Beginning of Year	272,120	581,910	2,156,634	2,902,373	542,277	530,482

End of Year	$323,612	$272,120	$2,020,573	$2,156,634	$318,423	$542,277

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,056	$1,511	($247)	($419)	($81)	($106)
Realized gain (loss)	(785)	(449)	2,524	(2,247)	2,461	1,343
Change in unrealized appreciation (depreciation) on investments	3,991	(5,110)	3,746	(19,363)	9,773	(31,356)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,262	(4,048)	6,023	(22,029)	12,153	(30,119)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3	9	—	—	1	9
Transfers between variable and fixed accounts, net	16,226	(17,305)	610	(5,519)	(1,968)	(3,883)
Contract maintenance charges	(3,177)	(21)	(28)	(2,369)	(87)	(1,947)
Contract benefits and terminations	(8,000)	(3,644)	(350)	(16,847)	(470)	(17,727)
Other	1	1	(1)	2	(2)	5

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,053	(20,960)	231	(24,733)	(2,526)	(23,543)

NET INCREASE (DECREASE) IN NET ASSETS	9,315	(25,008)	6,254	(46,762)	9,627	(53,662)

NET ASSETS
Beginning of Year	57,979	82,987	17,289	64,051	46,015	99,677

End of Year	$67,294	$57,979	$23,543	$17,289	$55,642	$46,015

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24	($974)	($59)	($144)	($10,220)	($26,607)
Realized gain (loss)	(1,553)	(28,789)	(6,140)	9,111	(687,918)	(106,418)
Change in unrealized appreciation (depreciation) on investments	13,519	(48,105)	15,122	(34,765)	1,246,427	(1,306,981)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,990	(77,868)	8,923	(25,798)	548,289	(1,440,006)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1	22	—	2	16,248	5,165
Transfers between variable and fixed accounts, net	2,815	930	(109)	(3,998)	(46,242)	(27,612)
Contract maintenance charges	(544)	(73,799)	(265)	(12)	(130,933)	(52,409)
Contract benefits and terminations	(2,422)	(4,617)	(19,263)	(1,409)	(327,353)	(504,757)
Other	(1)	6	20	1	1,362	(1,961)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(151)	(77,458)	(19,617)	(5,416)	(486,918)	(581,574)

NET INCREASE (DECREASE) IN NET ASSETS	11,839	(155,326)	(10,694)	(31,214)	61,371	(2,021,580)

NET ASSETS
Beginning of Year	44,494	199,820	38,412	69,626	1,877,242	3,898,822

End of Year	$56,333	$44,494	$27,718	$38,412	$1,938,613	$1,877,242

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$58	$132	($964)	($1,339)	($2,210)	($9,655)
Realized gain (loss)	(901)	341	(457)	(10,155)	(83,591)	128,545
Change in unrealized appreciation (depreciation) on investments	5,690	(10,859)	29,235	(53,583)	307,597	(645,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,847	(10,386)	27,814	(65,077)	221,796	(526,608)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	310	23	6,400	11,400	14,997	2,722
Transfers between variable and fixed accounts, net	3,431	5,610	—	(16,649)	(13,330)	(20,789)
Contract maintenance charges	(2,515)	(39)	(55)	(66)	(47,542)	(24,822)
Contract benefits and terminations	(634)	(2,436)	(1,068)	(1,978)	(164,423)	(158,191)
Other	(1)	—	(3)	4	592	971

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	591	3,158	5,274	(7,289)	(209,706)	(200,109)

NET INCREASE (DECREASE) IN NET ASSETS	5,438	(7,228)	33,088	(72,366)	12,090	(726,717)

NET ASSETS
Beginning of Year	16,524	23,752	52,558	124,924	686,191	1,412,908

End of Year	$21,962	$16,524	$85,646	$52,558	$698,281	$686,191

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($673)	($2,327)	$643	$778	($20)	($9)
Realized gain (loss)	(5,669)	(19,686)	(8,013)	2,038	(302)	(197)
Change in unrealized appreciation (depreciation) on investments	23,605	(91,220)	40,740	(86,585)	1,564	(857)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,263	(113,233)	33,370	(83,769)	1,242	(1,063)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,209	8,565	11,791	18,836	—	—
Transfers between variable and fixed accounts, net	1,363	(4,013)	4,963	(18,113)	2,742	4,038
Contract maintenance charges	(2,100)	(59,885)	(9,033)	(69)	(254)	—
Contract benefits and terminations	(6,111)	(11,973)	(36,378)	(21,035)	—	(1,102)
Other	2	—	(1)	4	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,637)	(67,306)	(28,658)	(20,377)	2,487	2,935

NET INCREASE (DECREASE) IN NET ASSETS	15,626	(180,539)	4,712	(104,146)	3,729	1,872

NET ASSETS
Beginning of Year or Period	45,954	226,493	154,184	258,330	1,872	—

End of Year or Period	$61,580	$45,954	$158,896	$154,184	$5,601	$1,872

(1)	Operations commenced on May 2, 2008.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity(1)		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$85	($74)	($327)	($419)	($939)	($1,842)
Realized gain (loss)	(2,486)	13,650	(2,865)	32,551	(5,391)	(2,790)
Change in unrealized appreciation (depreciation) on investments	17,427	(55,674)	42,780	(131,455)	46,636	(83,274)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,026	(42,098)	39,588	(99,323)	40,306	(87,906)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1	4	1,603	2,873	1,600	2,855
Transfers between variable and fixed accounts, net	(2,668)	(16,413)	3,012	(29,591)	573	(13,029)
Contract maintenance charges	(800)	(54)	(3,296)	(18,724)	(60)	(13,090)
Contract benefits and terminations	(1,109)	(5,403)	(16,112)	(53,585)	(19,102)	(4,459)
Other	4	10	(3)	12	(2)	5

Net Decrease in Net Assets Derived from Contract Owner Transactions	(4,572)	(21,856)	(14,796)	(99,015)	(16,991)	(27,718)

NET INCREASE (DECREASE) IN NET ASSETS	10,454	(63,954)	24,792	(198,338)	23,315	(115,624)

NET ASSETS
Beginning of Year	58,541	122,495	107,610	305,948	74,146	189,770

End of Year	$68,995	$58,541	$132,402	$107,610	$97,461	$74,146

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	($2)	($5,752)	($8,035)	($145)	$595
Realized gain (loss)	—	(14)	(56,648)	24,900	(875)	5,394
Change in unrealized appreciation (depreciation) on investments	32	(42)	217,533	(379,082)	16,906	(40,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	32	(58)	155,133	(362,217)	15,886	(34,307)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	784	1,306	2,242	4,004
Transfers between variable and fixed accounts, net	—	449	(10,467)	1,885	43	(12,305)
Contract maintenance charges	(1)	(1)	(6,599)	(577)	(844)	(61)
Contract benefits and terminations	—	(430)	(71,076)	(99,774)	(7,723)	(984)
Other	(1)	(1)	(126)	306	(1)	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2)	17	(87,484)	(96,854)	(6,283)	(9,342)

NET INCREASE (DECREASE) IN NET ASSETS	30	(41)	67,649	(459,071)	9,603	(43,649)

NET ASSETS
Beginning of Year	107	148	376,916	835,987	61,627	105,276

End of Year	$137	$107	$444,565	$376,916	$71,230	$61,627

(1)	Formerly named Mid-Cap Value Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Value		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$692	$704	($1,014)	$219	$206	$702
Realized gain (loss)	(6,658)	(2,552)	16,611	30,981	(4,684)	12,474
Change in unrealized appreciation (depreciation) on investments	23,385	(36,788)	109,351	(189,270)	26,796	(51,382)

Net Increase (Decrease) in Net Assets Resulting from Operations	17,419	(38,636)	124,948	(158,070)	22,318	(38,206)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	5	1,600	2,850	3,201	5,702
Transfers between variable and fixed accounts, net	631	(4,833)	—	(11,536)	1,399	(3,442)
Contract maintenance charges	(31)	(15,981)	(58)	(66)	(846)	(2,066)
Contract benefits and terminations	(10,548)	(5,208)	(21,613)	(5,387)	(1,081)	(9,793)
Other	—	2	(7)	10	5	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,948)	(26,015)	(20,078)	(14,129)	2,678	(9,597)

NET INCREASE (DECREASE) IN NET ASSETS	7,471	(64,651)	104,870	(172,199)	24,996	(47,803)

NET ASSETS
Beginning of Year	72,571	137,222	156,801	329,000	65,212	113,015

End of Year	$80,042	$72,571	$261,671	$156,801	$90,208	$65,212

	International Small-Cap		International Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4	($10)	$3,889	$12,930	($40)	($5)
Realized gain (loss)	(5)	(685)	(133,755)	(16,589)	(19)	511
Change in unrealized appreciation (depreciation) on investments	256	(187)	280,666	(637,233)	810	(1,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	255	(882)	150,800	(640,892)	751	(1,217)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	3,236	3,119	—	—
Transfers between variable and fixed accounts, net	624	(3,318)	(16,397)	10,156	—	—
Contract maintenance charges	—	—	(8,087)	(35,013)	(12)	(11)
Contract benefits and terminations	—	(935)	(125,614)	(109,948)	—	—
Other	(1)	(1)	909	(2,492)	(1)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	623	(4,254)	(145,953)	(134,178)	(13)	(10)

NET INCREASE (DECREASE) IN NET ASSETS	878	(5,136)	4,847	(775,070)	738	(1,227)

NET ASSETS
Beginning of Year	73	5,209	637,455	1,412,525	2,954	4,181

End of Year	$951	$73	$642,302	$637,455	$3,692	$2,954

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Real Estate		Technology		Multi-Strategy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$786	$3,737	($55)	($160)	$87,941	($45,241)
Realized gain (loss)	(9,971)	46,697	(65)	(5,036)	(327,565)	191,062
Change in unrealized appreciation (depreciation) on investments	40,556	(123,742)	1,752	(3,681)	631,894	(2,070,056)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,371	(73,308)	1,632	(8,877)	392,270	(1,924,235)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1	2	—	—	14,681	3,811
Transfers between variable and fixed accounts, net	331	371	—	(4,742)	(83,131)	(111,477)
Contract maintenance charges	(2,097)	(75)	(7)	(9)	(85,988)	(31,778)
Contract benefits and terminations	(906)	—	—	—	(282,352)	(466,442)
Other	1	—	—	2	1,924	3,670

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,670)	298	(7)	(4,749)	(434,866)	(602,216)

NET INCREASE (DECREASE) IN NET ASSETS	28,701	(73,010)	1,625	(13,626)	(42,596)	(2,526,451)

NET ASSETS
Beginning of Year	106,356	179,366	3,236	16,862	2,135,820	4,662,271

End of Year	$135,057	$106,356	$4,861	$3,236	$2,093,224	$2,135,820

See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Diversified Bond
2009	$10.65	6,775	$72,179	1.40%	3.68%	12.55%
2008	9.47	5,827	55,151	1.40%	3.85%	(9.09%)
2007	10.41	8,198	85,348	1.40%	5.05%	(0.10%)
05/05/2006-12/31/2006	10.42	3,057	31,857	1.40%	4.80%	4.11%

Floating Rate Loan
2009	$8.31	2,341	$19,455	1.40%	3.49%	22.58%
2008	6.78	4,966	33,665	1.40%	6.87%	(30.26%)
05/04/2007-12/31/2007	9.72	5,905	57,408	1.40%	7.27%	(2.79%)

High Yield Bond
2009	$13.59	3,620	$49,205	1.40%	7.70%	37.93%
2008	9.85	3,842	37,859	1.40%	7.11%	(23.28%)
2007	12.84	6,562	84,290	1.40%	7.69%	1.01%
2006	12.72	7,808	99,287	1.40%	7.18%	7.91%
2005	11.78	17,452	205,668	1.40%	7.09%	0.95%

Inflation Managed
2009	$17.17	18,850	$323,612	1.40%	4.06%	19.12%
2008	14.41	18,882	272,120	1.40%	2.54%	(10.60%)
2007	16.12	36,096	581,910	1.40%	4.25%	8.60%
2006	14.84	32,586	483,722	1.40%	3.95%	(0.87%)
2005	14.98	34,690	519,494	1.40%	2.95%	1.12%

Managed Bond
2009	$19.58	103,183	$2,020,573	1.40%	6.48%	19.33%
2008	16.41	131,416	2,156,634	1.40%	4.16%	(3.07%)
2007	16.93	171,423	2,902,373	1.40%	4.41%	7.01%
2006	15.82	198,471	3,140,075	1.40%	4.03%	3.36%
2005	15.31	231,267	3,540,166	1.40%	3.30%	1.21%

Money Market
2009	$12.63	25,214	$318,423	1.40%	0.24%	(1.22%)
2008	12.79	42,415	542,277	1.40%	1.98%	0.94%
2007	12.67	41,882	530,482	1.40%	4.85%	3.52%
2006	12.24	36,858	450,966	1.40%	4.55%	3.24%
2005	11.85	44,786	530,769	1.40%	2.74%	1.40%

Short Duration Bond
2009	$10.62	6,337	$67,294	1.40%	3.07%	7.15%
2008	9.91	5,850	57,979	1.40%	3.70%	(6.41%)
2007	10.59	7,836	82,987	1.40%	4.43%	3.01%
2006	10.28	10,623	109,212	1.40%	4.11%	2.82%
2005	10.00	9,299	92,977	1.40%	2.96%	0.17%

American Funds Growth
2009	$10.68	2,205	$23,543	1.40%	0.13%	36.93%
2008	7.80	2,217	17,289	1.40%	0.38%	(44.97%)
2007	14.17	4,520	64,051	1.40%	0.52%	10.37%
2006	12.84	4,099	52,627	1.40%	0.69%	8.29%
05/02/2005-12/31/2005	11.86	847	10,048	1.40%	0.73%	16.77%

American Funds Growth-Income
2009	$10.01	5,561	$55,642	1.40%	1.23%	28.92%
2008	7.76	5,929	46,015	1.40%	1.25%	(38.94%)
2007	12.71	7,841	99,677	1.40%	1.18%	3.19%
2006	12.32	8,423	103,761	1.40%	1.66%	13.18%
05/02/2005-12/31/2005	10.88	2,178	23,707	1.40%	2.97%	7.82%

Comstock
2009	$8.89	6,338	$56,333	1.40%	1.45%	26.89%
2008	7.00	6,352	44,494	1.40%	0.79%	(37.67%)
2007	11.24	17,780	199,820	1.40%	1.20%	(4.37%)
2006	11.75	20,732	243,645	1.40%	1.47%	14.72%
2005	10.24	23,479	240,521	1.40%	1.43%	2.91%

Diversified Research
2009	$10.06	2,756	$27,718	1.40%	1.23%	30.56%
2008	7.70	4,986	38,412	1.40%	1.14%	(39.92%)
2007	12.82	5,430	69,626	1.40%	0.69%	(0.22%)
2006	12.85	6,324	81,271	1.40%	0.68%	10.42%
2005	11.64	6,783	78,944	1.40%	0.47%	3.78%

See Notes to Financial Statements	See explanation of references on page 14 and 15

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Equity
2009	$8.62	224,827	$1,938,613	1.40%	0.86%	33.35%
2008	6.47	290,310	1,877,242	1.40%	0.49%	(41.94%)
2007	11.14	350,053	3,898,822	1.40%	0.21%	4.78%
2006	10.63	421,246	4,477,527	1.40%	0.34%	7.15%
2005	9.92	525,708	5,215,245	1.40%	0.24%	5.05%

Equity Index
2009	$8.13	2,701	$21,962	1.40%	1.70%	24.61%
2008	6.52	2,533	16,524	1.40%	2.01%	(38.22%)
2007	10.56	2,249	23,752	1.40%	1.12%	3.76%
2006	10.18	2,718	27,671	1.40%	1.62%	13.92%
2005	8.94	3,138	28,038	1.40%	0.55%	3.22%

Focused 30
2009	$10.83	7,909	$85,646	1.40%	0.00%	48.34%
2008	7.30	7,200	52,558	1.40%	0.04%	(50.84%)
2007	14.85	8,414	124,924	1.40%	0.42%	30.00%
2006	11.42	2,729	31,165	1.40%	0.07%	22.00%
2005	9.36	1,871	17,516	1.40%	0.87%	20.38%

Growth LT
2009	$8.52	81,960	$698,281	1.40%	1.09%	35.52%
2008	6.29	109,149	686,191	1.40%	0.48%	(41.78%)
2007	10.80	130,854	1,412,908	1.40%	0.39%	14.01%
2006	9.47	170,967	1,619,138	1.40%	0.58%	8.19%
2005	8.75	222,089	1,943,975	1.40%	0.23%	6.18%

Large-Cap Growth (4)
2009	$5.84	10,537	$61,580	1.40%	0.06%	38.55%
2008	4.22	10,894	45,954	1.40%	0.00%	(51.17%)
2007	8.64	26,221	226,493	1.40%	0.00%	19.93%
2006	7.20	46,355	333,865	1.40%	0.20%	(5.15%)
2005	7.59	44,203	335,653	1.40%	0.36%	1.51%

Large-Cap Value
2009	$11.66	13,625	$158,896	1.40%	1.81%	21.42%
2008	9.60	16,053	154,184	1.40%	1.79%	(35.70%)
2007	14.94	17,293	258,330	1.40%	1.24%	2.09%
2006	14.63	13,113	191,880	1.40%	0.78%	15.95%
2005	12.62	20,887	263,595	1.40%	1.25%	4.69%

Long/Short Large-Cap
2009	$8.23	681	$5,601	1.40%	0.91%	25.79%
05/02/2008-12/31/2008	6.54	286	1,872	1.40%	0.87%	(35.64%)

Main Street Core
2009	$7.77	8,879	$68,995	1.40%	1.54%	27.56%
2008	6.09	9,609	58,541	1.40%	1.32%	(39.72%)
2007	10.11	12,120	122,495	1.40%	1.09%	2.94%
2006	9.82	14,790	145,210	1.40%	1.24%	13.58%
2005	8.64	17,421	150,583	1.40%	1.13%	4.52%

Mid-Cap Equity (5)
2009	$18.97	6,978	$132,402	1.40%	1.12%	37.71%
2008	13.78	7,810	107,610	1.40%	1.20%	(39.85%)
2007	22.91	13,357	305,948	1.40%	0.66%	(3.52%)
2006	23.74	16,821	399,355	1.40%	0.51%	13.38%
2005	20.94	24,579	514,695	1.40%	0.53%	7.36%

Mid-Cap Growth
2009	$7.81	12,485	$97,461	1.40%	0.32%	57.11%
2008	4.97	14,923	74,146	1.40%	0.10%	(49.08%)
2007	9.76	19,448	189,770	1.40%	0.54%	21.20%
2006	8.05	15,004	120,799	1.40%	0.24%	7.42%
2005	7.49	12,528	93,893	1.40%	0.00%	16.27%

Small-Cap Equity (6)
2009	$13.08	10	$137	1.40%	0.76%	28.41%
2008	10.19	11	107	1.40%	0.31%	(27.14%)
2007	13.98	11	148	1.40%	0.05%	4.55%
2006	13.37	32	423	1.40%	0.04%	17.03%
05/02/2005-12/31/2005	11.43	37	425	1.40%	5.63%	(1.22%)

Small-Cap Growth (7)
2009	$7.76	57,281	$444,565	1.40%	0.00%	45.39%
2008	5.34	70,608	376,916	1.40%	0.00%	(47.85%)
2007	10.24	81,669	835,987	1.40%	0.00%	13.49%
2006	9.02	112,035	1,010,491	1.40%	0.26%	3.61%
2005	8.71	132,513	1,153,562	1.40%	0.20%	1.23%

See Notes to Financial Statements	See explanation of references on page 14 and 15

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Small-Cap Index
2009	$10.92	6,525	$71,230	1.40%	1.17%	26.41%
2008	8.64	7,136	61,627	1.40%	2.11%	(35.94%)
2007	13.48	7,810	105,276	1.40%	1.19%	(3.39%)
2006	13.95	7,842	109,409	1.40%	1.65%	16.15%
2005	12.01	7,654	91,940	1.40%	0.39%	2.93%

Small-Cap Value
2009	$18.43	4,343	$80,042	1.40%	2.35%	25.41%
2008	14.70	4,938	72,571	1.40%	2.00%	(29.23%)
2007	20.76	6,609	137,222	1.40%	1.93%	1.69%
2006	20.42	7,137	145,711	1.40%	4.77%	18.09%
2005	17.29	3,160	54,637	1.40%	1.23%	12.07%

Emerging Markets
2009	$23.30	11,231	$261,671	1.40%	0.91%	82.23%
2008	12.79	12,264	156,801	1.40%	1.49%	(48.41%)
2007	24.78	13,274	329,000	1.40%	1.09%	31.23%
2006	18.89	12,677	239,416	1.40%	0.94%	22.67%
2005	15.39	3,824	58,863	1.40%	1.04%	39.51%

International Large-Cap
2009	$10.17	8,872	$90,208	1.40%	1.68%	31.75%
2008	7.72	8,450	65,212	1.40%	2.20%	(36.25%)
2007	12.11	9,335	113,015	1.40%	1.05%	7.74%
2006	11.24	17,309	194,502	1.40%	2.36%	25.24%
2005	8.97	8,584	77,019	1.40%	0.87%	11.13%

International Small-Cap
2009	$6.97	136	$951	1.40%	1.83%	28.47%
2008	5.42	13	73	1.40%	0.41%	(48.57%)
2007	10.55	494	5,209	1.40%	1.01%	3.27%
05/05/2006-12/31/2006	10.21	403	4,112	1.40%	0.23%	0.55%

International Value
2009	$11.67	55,042	$642,302	1.40%	2.02%	26.22%
2008	9.24	68,952	637,455	1.40%	2.63%	(48.51%)
2007	17.96	78,668	1,412,525	1.40%	1.86%	4.76%
2006	17.14	92,284	1,581,762	1.40%	1.51%	23.95%
2005	13.83	112,661	1,557,957	1.40%	1.83%	7.91%

Health Sciences
2009	$11.38	324	$3,692	1.40%	0.12%	25.46%
2008	9.07	326	2,954	1.40%	1.27%	(29.16%)
2007	12.81	326	4,181	1.40%	0.00%	14.84%
2006	11.15	170	1,898	1.40%	0.00%	6.61%
2005	10.46	759	7,940	1.40%	0.00%	13.69%

Real Estate
2009	$25.54	5,289	$135,057	1.40%	2.16%	30.43%
2008	19.58	5,432	106,356	1.40%	3.71%	(40.83%)
2007	33.09	5,421	179,366	1.40%	1.27%	(17.33%)
2006	40.02	4,272	170,954	1.40%	4.64%	36.15%
2005	29.40	2,798	82,234	1.40%	0.85%	15.17%

Technology
2009	$4.99	974	$4,861	1.40%	0.00%	50.45%
2008	3.32	976	3,236	1.40%	0.11%	(52.31%)
2007	6.95	2,425	16,862	1.40%	0.04%	21.31%
2006	5.73	1,942	11,127	1.40%	0.00%	7.83%
2005	5.31	1,728	9,184	1.40%	0.00%	20.03%

Multi-Strategy
2009	$13.08	160,008	$2,093,224	1.40%	5.71%	21.42%
2008	10.77	198,229	2,135,820	1.40%	0.15%	(45.75%)
2007	19.86	234,750	4,662,271	1.40%	2.69%	2.89%
2006	19.30	280,897	5,422,317	1.40%	2.48%	10.14%
2005	17.53	339,151	5,944,349	1.40%	2.06%	2.40%

(1)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

See Notes to Financial Statements	See explanation of references on page 14 and 15

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 3 in the Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(7)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of thirty-four subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3). Thirty-three of the thirty-four Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining one Variable Account, the American Funds Asset Allocation Variable Account, was registered with the Securities and Exchange Commission (“SEC”) during 2009, but had not commenced operations in 2009 and therefore is not presented in the Schedule of Investments.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees are assessed directly to each contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invests.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support for providing services to the Fund that are outside the scope of the Investment Adviser’s Services responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of the Fund, which are provided separately. For the year ended December 31, 2009, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% from the Portfolios based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009, were as follows:

Variable Accounts	Purchases	Sales

Diversified Bond	$24,524	$13,665
Floating Rate Loan	31,027	49,606
High Yield Bond	7,095	7,311
Inflation Managed	50,797	31,698
Managed Bond	316,708	570,213
Money Market	117,096	340,889
Short Duration Bond	20,900	14,792
American Funds Growth	7,461	2,536
American Funds Growth-Income	5,618	3,343
Comstock	4,290	4,416
Diversified Research	3,677	23,353
Equity	39,794	537,964
Equity Index	4,149	3,499
Focused 30	6,317	2,004
Growth LT	21,124	233,509
Large-Cap Growth	6,667	8,980
Large-Cap Value	18,839	46,853
Long/Short Large-Cap	3,058	590
Main Street Core	4,226	8,710
Mid-Cap Equity	7,226	22,347
Mid-Cap Growth	2,675	20,482
Small-Cap Equity	1	1
Small-Cap Growth	10,644	103,727
Small-Cap Index	7,362	9,434
Small-Cap Value	2,415	11,671
Emerging Markets	37,446	24,313
International Large-Cap	7,950	5,065
International Small-Cap	636	9
International Value	49,882	192,720
Health Sciences	4	55
Real Estate	3,729	4,633
Technology	—	62
Multi-Strategy	149,735	498,481
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments on page 1 of this brochure were characterized as Level 1 as defined in ASC 820.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or period ended December 31, 2009 and 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Diversified Bond	2,209	(1,261)	948	406	(2,777)	(2,371)
Floating Rate Loan	4,323	(6,948)	(2,625)	454	(1,393)	(939)
High Yield Bond	370	(592)	(222)	421	(3,141)	(2,720)
Inflation Managed	1,742	(1,774)	(32)	131	(17,345)	(17,214)
Managed Bond	3,193	(31,426)	(28,233)	2,179	(42,186)	(40,007)
Money Market	7,560	(24,761)	(17,201)	36,445	(35,912)	533
Short Duration Bond	1,839	(1,352)	487	392	(2,378)	(1,986)
American Funds Growth	310	(322)	(12)	121	(2,424)	(2,303)
American Funds Growth-Income	16	(384)	(368)	472	(2,384)	(1,912)
Comstock	563	(577)	(14)	1,459	(12,887)	(11,428)
Diversified Research	422	(2,652)	(2,230)	400	(844)	(444)
Equity	7,688	(73,171)	(65,483)	7,452	(67,195)	(59,743)
Equity Index	667	(499)	168	683	(399)	284
Focused 30	817	(108)	709	1,406	(2,620)	(1,214)
Growth LT	3,493	(30,682)	(27,189)	2,653	(24,358)	(21,705)
Large-Cap Growth	1,626	(1,983)	(357)	3,049	(18,376)	(15,327)
Large-Cap Value	1,954	(4,382)	(2,428)	2,037	(3,277)	(1,240)
Long/Short Large-Cap (1)	476	(81)	395	416	(130)	286
Main Street Core	584	(1,314)	(730)	482	(2,993)	(2,511)
Mid-Cap Equity	448	(1,280)	(832)	569	(6,116)	(5,547)
Mid-Cap Growth	448	(2,886)	(2,438)	730	(5,255)	(4,525)
Small-Cap Equity	—	(1)	(1)	32	(32)	—
Small-Cap Growth	2,394	(15,721)	(13,327)	4,823	(15,884)	(11,061)
Small-Cap Index	290	(901)	(611)	448	(1,122)	(674)
Small-Cap Value	54	(649)	(595)	69	(1,740)	(1,671)
Emerging Markets	111	(1,144)	(1,033)	199	(1,209)	(1,010)
International Large-Cap	965	(543)	422	1,245	(2,130)	(885)
International Small-Cap	123	—	123	—	(481)	(481)
International Value	5,146	(19,056)	(13,910)	5,845	(15,561)	(9,716)
Health Sciences	—	(2)	(2)	—	—	—
Real Estate	34	(177)	(143)	16	(5)	11
Technology	—	(2)	(2)	—	(1,449)	(1,449)
Multi-Strategy	6,146	(44,367)	(38,221)	2,007	(38,528)	(36,521)

(1)	Operations commenced on May 2, 2008.
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, and Multi-Strategy Variable Accounts (collectively, the “ Variable Accounts”) as of December 31, 2009, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Report
as of December 31, 2009

•	Separate Account B of
Pacific Life Insurance Company

Form No. 480-10A